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    [LETTERHEAD OF SECURITY LIFE OF DENVER INSURANCE COMPANY APPEARS HERE]


January 6, 1998

EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   Security Life of Denver Insurance Company
      Security Life of Denver Separate Account A1
      File No. 33-78444 and 811-8196

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, this is to certify that:

      1) The form of prospectus and Statement of Additional Information dated December 31, 1997 for the Exchequer Flexible Premium Deferred Combination Fixed and Variable Annuity contract issued by Security Life of Denver Insurance Company and Security Life Separate Account A1 do not differ from that contained in the most recent amendment, and

      2)  The text of the most recent amendment has been filed electronically.

Please contact me at the number below if you have any questions concerning this filing.

                                            Sincerely,

                                            /s/ Anna M. Kautzman
                                            -------------------------
                                            Anna M. Kautzman
                                            Assistant General Counsel
                                            (303) 860-2591

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